Derivative financial instruments (Details 4) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	$ 129,459	$ 78,401
Total	129,459	$ 78,401
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	64,840
Total	64,840
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	64,619
Total	$ 64,619